Other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets - Schedule of Other Current Assets

Other current assets consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Value-Added Tax Receivable	359	762
Advanced payment to suppliers	220	43
Deposits, current	97	5
Other current assets	1	4
Total other current assets	677	814